Supplement dated July 10, 2020
to the Statements of Additional Information (SAIs), each as supplemented of each of the following Funds (each a Fund and together the Funds):
Fund	SAI Dated
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	7/1/2020
Columbia Capital Allocation Moderate Aggressive Portfolio	7/1/2020
Columbia Capital Allocation Moderate Conservative Portfolio	7/1/2020
Columbia Convertible Securities Fund	7/1/2020
Columbia Georgia Intermediate Municipal Bond Fund	7/1/2020
Columbia Large Cap Enhanced Core Fund	7/1/2020
Columbia Large Cap Growth Opportunity Fund	7/1/2020
Columbia Large Cap Index Fund	7/1/2020
Columbia Maryland Intermediate Municipal Bond Fund	7/1/2020
Columbia Mid Cap Index Fund	7/1/2020
Columbia North Carolina Intermediate Municipal Bond Fund	7/1/2020
Columbia Overseas Value Fund	7/1/2020
Columbia Select International Equity Fund	7/1/2020
Columbia Select Large Cap Equity Fund	7/1/2020
Columbia Select Mid Cap Value Fund	7/1/2020
Columbia Short Term Bond Fund	7/1/2020
Columbia Short Term Municipal Bond Fund	7/1/2020
Columbia Small Cap Index Fund	7/1/2020
Columbia Small Cap Value Fund II	7/1/2020
Columbia South Carolina Intermediate Municipal Bond Fund	7/1/2020
Columbia Virginia Intermediate Municipal Bond Fund	7/1/2020
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	5/1/2020
Columbia Adaptive Retirement 2025 Fund	5/1/2020
Columbia Adaptive Retirement 2030 Fund	5/1/2020
Columbia Adaptive Retirement 2035 Fund	5/1/2020
Columbia Adaptive Retirement 2040 Fund	5/1/2020
Columbia Adaptive Retirement 2045 Fund	5/1/2020
Columbia Adaptive Retirement 2050 Fund	5/1/2020
Columbia Adaptive Retirement 2055 Fund	5/1/2020
Columbia Adaptive Retirement 2060 Fund	5/1/2020
Columbia Adaptive Risk Allocation Fund	5/1/2020
Columbia Balanced Fund	5/1/2020
Columbia Bond Fund	5/1/2020
Columbia Connecticut Intermediate Municipal Bond Fund	5/1/2020
Columbia Contrarian Core Fund	5/1/2020
Columbia Corporate Income Fund	5/1/2020
Columbia Dividend Income Fund	5/1/2020
Columbia Emerging Markets Fund	5/1/2020
Columbia Global Dividend Opportunity Fund	5/1/2020
SUP000_00_102_(07/20)

Fund	SAI Dated
Columbia Global Energy and Natural Resources Fund	5/1/2020
Columbia Global Technology Growth Fund	5/1/2020
Columbia Greater China Fund	5/1/2020
Columbia High Yield Municipal Fund	5/1/2020
Columbia Intermediate Municipal Bond Fund	5/1/2020
Columbia Large Cap Growth Fund	5/1/2020
Columbia Massachusetts Intermediate Municipal Bond Fund	5/1/2020
Columbia Mid Cap Growth Fund	5/1/2020
Columbia Multi-Asset Income Fund	5/1/2020
Columbia Multi Strategy Alternatives Fund	5/1/2020
Columbia New York Intermediate Municipal Bond Fund	5/1/2020
Columbia Oregon Intermediate Municipal Bond Fund	5/1/2020
Columbia Pacific/Asia Fund	5/1/2020
Columbia Real Estate Equity Fund	5/1/2020
Columbia Select Large Cap Growth Fund	5/1/2020
Columbia Small Cap Growth Fund I	5/1/2020
Columbia Small Cap Value Fund I	5/1/2020
Columbia Solutions Aggressive Portfolio	5/1/2020
Columbia Solutions Conservative Portfolio	5/1/2020
Columbia Strategic California Municipal Income Fund	5/1/2020
Columbia Strategic Income Fund	5/1/2020
Columbia Strategic New York Municipal Income Fund	5/1/2020
Columbia Tax-Exempt Fund	5/1/2020
Columbia Total Return Bond Fund	5/1/2020
Columbia U.S. Social Bond Fund	5/1/2020
Columbia U.S. Treasury Index Fund	5/1/2020
Columbia Ultra Short Term Bond Fund	5/1/2020
Multi-Manager Alternative Strategies Fund	5/1/2020
Multi-Manager Directional Alternative Strategies Fund	5/1/2020
Multi-Manager Growth Strategies Fund	5/1/2020
Multi-Manager International Equity Strategies Fund	5/1/2020
Multi-Manager Small Cap Equity Strategies Fund	5/1/2020
Multi-Manager Total Return Bond Strategies Fund	5/1/2020
Multisector Bond SMA Completion Portfolio	5/1/2020
Overseas SMA Completion Portfolio	5/1/2020
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	7/1/2020
Columbia Capital Allocation Conservative Portfolio	7/1/2020
Columbia Capital Allocation Moderate Portfolio	7/1/2020
Columbia Commodity Strategy Fund	7/1/2020
Columbia Disciplined Core Fund	7/1/2020
Columbia Disciplined Growth Fund	7/1/2020
Columbia Disciplined Value Fund	7/1/2020
Columbia Dividend Opportunity Fund	7/1/2020
SUP000_00_102_(07/20)

Fund	SAI Dated
Columbia Emerging Markets Bond Fund	7/1/2020
Columbia Flexible Capital Income Fund	7/1/2020
Columbia Floating Rate Fund	7/1/2020
Columbia Global Equity Value Fund	7/1/2020
Columbia Global Opportunities Fund	7/1/2020
Columbia Government Money Market Fund	7/1/2020
Columbia High Yield Bond Fund	7/1/2020
Columbia Income Builder Fund	7/1/2020
Columbia Income Opportunities Fund	7/1/2020
Columbia Large Cap Value Fund	7/1/2020
Columbia Limited Duration Credit Fund	7/1/2020
Columbia Minnesota Tax-Exempt Fund	7/1/2020
Columbia Mortgage Opportunities Fund	7/1/2020
Columbia Overseas Core Fund	7/1/2020
Columbia Quality Income Fund	7/1/2020
Columbia Select Global Equity Fund	7/1/2020
Columbia Select Large Cap Value Fund	7/1/2020
Columbia Select Small Cap Value Fund	7/1/2020
Columbia Seligman Communications & Information Fund	7/1/2020
Columbia Seligman Global Technology Fund	7/1/2020
Columbia Strategic Municipal Income Fund	7/1/2020
Multi-Manager Value Strategies Fund	7/1/2020
Effective immediately, the information below is being added after the last bullet under the heading "Class Inst Shares Additional Eligible Investors" in the "Appendix S - More Information About Choosing A Share Class" section of each SAI:
Former Class V shareholders of Columbia Disciplined Small Core Fund are eligible to hold or exchange Class Inst shares of Columbia Small Cap Value Fund I, and for Direct-at-Fund accounts are eligible to purchase additional Class Inst shares.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP000_00_102_(07/20)
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